Fair Value - Separate Accounts Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	$ 3,228	$ 5,087
Separate accounts liabilities	(3,228)	(5,087)	$ (4,881)
Recurring
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	3,313	5,017
Recurring | Other payables
Fair Value, Separate Account Investment [Line Items]
Separate accounts liabilities	(85)
Recurring | Other receivables
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets		70
Recurring | Cash and cash equivalents
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	156	188
Recurring | Debt securities
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	2,677	4,281
Recurring | Equity securities
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	0	1
Recurring | Common/collective trusts
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	480	547
Recurring | Level 1
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	714	1,235
Recurring | Level 1 | Cash and cash equivalents
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	2	2
Recurring | Level 1 | Debt securities
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	712	1,233
Recurring | Level 1 | Equity securities
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	0	0
Recurring | Level 1 | Common/collective trusts
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	0	0
Recurring | Level 2
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	2,599	3,782
Recurring | Level 2 | Cash and cash equivalents
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	154	186
Recurring | Level 2 | Debt securities
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	1,965	3,048
Recurring | Level 2 | Equity securities
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	0	1
Recurring | Level 2 | Common/collective trusts
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	480	547
Recurring | Level 3
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	0	0
Recurring | Level 3 | Cash and cash equivalents
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	0	0
Recurring | Level 3 | Debt securities
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	0	0
Recurring | Level 3 | Equity securities
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	0	0
Recurring | Level 3 | Common/collective trusts
Fair Value, Separate Account Investment [Line Items]
Separate accounts assets	$ 0	$ 0